UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2007
                                                -----------------

Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joseph Stilwell
          ---------------
          26 Broadway
          -----------
          23rd Floor
          ----------
Address:  New York, NY 10004
          ------------------

Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          ---------------
Title:
Phone:     212-269-5800
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Signature, Place, and Date of Signing:

 /s/ Joseph Stilwell            New York, NY           February 11, 2008
 -------------------        ----------------------     -----------------
      [Signature]               [City, State]               [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:     $125,301,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number         Name
        -----------------------         ----

1       028-12466                       Stilwell  Value  LLC (1)
-       ---------                       ------------------------













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(1) Joseph Stilwell is the managing member of Stilwell Value LLC.  Stilwell
Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion

COLUMN 1                          COLUMN 2   COLUMN 3 COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                                     Shares/Prn                   Investment    Other       Voting Authority
NAME OF ISSUER                     Cusip     Value    AMOUNT     Sh/Prn Put/Call  Discretion   Managers   Sole    Shared   None
--------------------------      ----------   -----   ----------  ------ --------  ----------   --------   ----    ------   ----
Abington Bancorp Inc               00350R106     370    39,400       SH              Defined             39,400
American Physicians Capital Inc    028884104  37,548   905,650       SH              Defined      1     905,650
American Physicians Capital Inc    028884104   3,110    75,000       SH              Defined             75,000
Atlantic Coast Federal Corp        048425102     207    17,393       SH              Defined             17,393
Bank Mutual Corporation            063750103     211    20,000       SH              Defined             20,000
Beacon Federal Bancorp Inc         073582108     300    30,000       SH              Defined             30,000
Beneficial Mutual Bancorp Inc      08173R104     238    24,460       SH              Defined             24,460
Benjamin Franklin Bancorp Inc      082073107     198    15,000       SH              Defined             15,000
Chicopee Bancorp Inc               168565109     259    20,000       SH              Defined             20,000
Clifton Savings Bank Sla           18712Q103     103    10,480       SH              Defined             10,480
Cms Bancorp Inc                    12600U102     153    15,000       SH              Defined             15,000
Delanco Bancorp Inc                245534102      71    10,000       SH              Defined             10,000
Eastern Insurance Holdings Inc     276534104   1,646   100,000       SH              Defined            100,000
Essa Bancorp Inc                   29667D104     395    35,000       SH              Defined             35,000
First Financial Northwest Inc      32022K102     246    25,000       SH              Defined             25,000
First Pactrust Bancorp Inc         33589V101     180    10,000       SH              Defined             10,000
Fox Chase Bancorp Inc              35137P106     171    15,000       SH              Defined             15,000
GS Financial Corp                  362274102     934    49,302       SH              Defined      1      49,302
Hampden Bancorp Inc                40867E107     200    20,000       SH              Defined             20,000
Heartland Bancshares Inc           42234A107     699    68,500       SH              Defined      1      68,500
Home Federal Bancorp Inc           43710G105     251    25,000       SH              Defined             25,000
Millennium Bankshares Corp         60037B106     600   113,545       SH              Defined      1     113,545
MutualFirst Finl Inc               62845B104     137    10,000       SH              Defined             10,000
Naugatuck Valley Financial Corp    639067107     133    13,975       SH              Defined             13,975
Newport Bancorp Inc                651754103     177    15,000       SH              Defined             15,000
North Penn Bancorp Inc             661454108     244    28,420       SH              Defined             28,420

COLUMN 1                          COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                     Shares/Prn                   Investment    Other       Voting Authority
NAME OF ISSUER                     Cusip     Value    AMOUNT     Sh/Prn Put/Call  Discretion   Managers   Sole    Shared   None
--------------------------      ----------   -----   ----------  ------ --------  ----------   --------   ----    ------   ----
Northeast Community Bancorp Inc    664112109  13,141 1,110,800       SH              Defined      1   1,110,800
Northeast Community Bancorp Inc    664112109     118    10,000       SH              Defined             10,000
Northwest Bancorp Inc              667328108   1,012    38,091       SH              Defined             38,091
Osage Bancshares Inc               68764U106     842   100,000       SH              Defined            100,000
Prudential Bancorp Inc             744319104  13,608 1,093,000       SH              Defined      1   1,093,000
Prudential Bancorp Inc             744319104     249    20,000       SH              Defined             20,000
Roma Financial Corporation         77581P109   6,827   435,100       SH              Defined      1     435,100
Roma Financial Corporation         77581P109     785    50,000       SH              Defined             50,000
SCPIE Holdings Inc                 78402P104  26,097   950,000       SH              Defined      1     950,000
TFS Financial Corp                 87240R107     597    50,000       SH              Defined             50,000
TFS Financial Corp                 87240R107  12,740 1,067,000       SH              Defined      1   1,067,000
United Financial Bancorp Inc       91030R103     232    20,915       SH              Defined             20,915
Wayne Savings Bancshares Inc       94624Q101     272    25,000       SH              Defined             25,000